United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Patrick McGuinness, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-716-6422

Date of fiscal year end: August 31

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-02896

Registrant Name:  Prudential Investment Portfolios, Inc. 15

Reporting Period:  07/01/2021 - 06/30/2022

PGIM ESG High Yield Fund- Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

PGIM High Yield Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: B8A8Y9R73
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

CIVITAS RESOURCES INC Meeting Date: JUN 01, 2022 Record Date: APR 14, 2022 Meeting Type: ANNUAL
Ticker: CIVI Security ID: 17888H103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	DIRECTOR Nominees: BENJAMIN DELL	Management	FOR	FOR
1.2	DIRECTOR Nominees: MORRIS R. CLARK	Management	FOR	FOR
1.3	DIRECTOR Nominees: CARRIE M. FOX	Management	FOR	FOR
1.4	DIRECTOR Nominees: CARRIE L. HUDAK	Management	FOR	FOR
1.5	DIRECTOR Nominees: BRIAN STECK	Management	FOR	FOR
1.6	DIRECTOR Nominees: JAMES M. TRIMBLE	Management	FOR	FOR
1.7	DIRECTOR Nominees: HOWARD A. WILLARD III	Management	FOR	FOR
1.8	DIRECTOR Nominees: JEFFREY E. WOJAHN	Management	FOR	FOR
2	Ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accountant for 2022.	Management	FOR	FOR
3	To approve, on an advisory basis, the compensation of our named executive officers.	Management	FOR	FOR

EXTRACTION OIL & GAS INC Meeting Date: OCT 29, 2021 Record Date: SEP 01, 2021 Meeting Type: ANNUAL
Ticker: XOG Security ID: 30227M303
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER BY AND AMONG EXTRACTION OIL & GAS, INC (THE "COMPANY"), BONANZA CREEK ENERGY, INC. ("BCEI") AND RAPTOR EAGLE MERGER SUB ("MERGER SUB").	Management	FOR	FOR
1.2	APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO THE COMPANY'S NAMED EXECUTIVE OFFICERS THAT IS BASED ON OR OTHERWISE RELATES TO THE MERGER OF MERGER SUB WITH AND INTO THE COMPANY.	Management	FOR	FOR

HEXION HOLDINGS CORP Meeting Date: JAN 21, 2022 Record Date: DEC 27, 2021 Meeting Type: ANNUAL
Ticker: HXOH Security ID: 42830K103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	A RESOLUTION TO ADOPT AND APPROVE THAT CERTAIN AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 20,2021, BY AND AMONG HEXION HOLDINGS CORPORATION, ASP RESINS INTERMEDIATE HOLDINGS, INC. AND ASP RESINS MERGER SUB, INC., THE MERGER (AS DEFINED THEREIN) AN	Management	NONE	FOR

VISTRA CORP Meeting Date: MAY 03, 2022 Record Date: MAR 23, 2022 Meeting Type: ANNUAL
Ticker: VST Security ID: 92840M102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Scott B. Helm	Management	FOR	FOR
1.2	Election of Director: Hilary E. Ackermann	Management	FOR	FOR
1.3	Election of Director: Arcilia C. Acosta	Management	FOR	FOR
1.4	Election of Director: Gavin R. Baiera	Management	FOR	FOR
1.5	Election of Director: Paul M. Barbas	Management	FOR	FOR
1.6	Election of Director: Lisa Crutchfield	Management	FOR	FOR
1.7	Election of Director: Brian K. Ferraioli	Management	FOR	FOR
1.8	Election of Director: Jeff D. Hunter	Management	FOR	FOR
1.9	Election of Director: Curtis A. Morgan	Management	FOR	FOR
1.1	Election of Director: John R. Sult	Management	FOR	FOR
2	Approve, on an advisory basis, the 2021 compensation of the Company's named executive officers.	Management	FOR	FOR
3	Ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the year ending December 31, 2022.	Management	FOR	FOR

PGIM Short Duration High Yield Income Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

CHESAPEAKE ENERGY CORP Meeting Date: JUN 09, 2022 Record Date: APR 11, 2022 Meeting Type: ANNUAL
Ticker: CHK Security ID: B8A8Y9R73
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Director: Domenic J. Dell'Osso, Jr.	Management	FOR	FOR
1.2	Election of Director: Timothy S. Duncan	Management	FOR	FOR
1.3	Election of Director: Benjamin C. Duster, IV	Management	FOR	FOR
1.4	Election of Director: Sarah A. Emerson	Management	FOR	FOR
1.5	Election of Director: Matthew Gallagher	Management	FOR	FOR
1.6	Election of Director: Brian Steck	Management	FOR	FOR
1.7	Election of Director: Michael Wichterich	Management	FOR	FOR
2	To approve on an advisory basis our named executive officer compensation.	Management	FOR	FOR
3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	FOR	FOR

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Patrick McGuinness
           Attorney-in-Fact

Date: August 25, 2022

POWER OF ATTORNEY

for the PGIM Open End Fund Complex

The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness and Debra Rubano or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding	/s/ Laurie Simon Hodrick
Ellen S. Alberding	Laurie Simon Hodrick

/s/ Kevin J. Bannon	/s/ Christian J. Kelly
Kevin J. Bannon	Christian J. Kelly

/s/ Scott E. Benjamin	/s/ Stuart S. Parker
Scott E. Benjamin	Stuart S. Parker

/s/ Linda W. Bynoe	/s/ Brian K. Reid
Linda W. Bynoe	Brian K. Reid

/s/ Barry H. Evans	/s/ Grace C. Torres
Barry H. Evans	Grace C. Torres

/s/ Keith F. Hartstein
Keith F. Hartstein

Dated: December 13, 2021

APPENDIX A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

The Prudential Variable Contract Account-2

The Prudential Variable Contract Account-10

PGIM ETF Trust